Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

13. Earnings (Loss) Per Share

The components of basic and diluted earnings (loss) per share are as follows:

	2014		2015		2016
	(In millions of Korean Won, except per share data)
Net income (loss) available for common shareholders (A)	~~W~~	(20,907)	~~W~~	(16,965)	~~W~~	250
Weighted average outstanding shares of common shares (B)		6,948,900		6,948,900		6,948,900

Earnings (loss) per share Basic and diluted (A/B)	~~W~~	(3,009)	~~W~~	(2,441)	~~W~~	36